LOANS AND BORROWINGS	12 Months Ended
Dec. 31, 2021
LOANS AND BORROWINGS
LOANS AND BORROWINGS

27.LOANS AND BORROWINGS

	2021	2020
Non-current liabilities	£'000	£'000
Issued debt - bond	26,908	—
Assumed mortgage on acquisition	3,391	—
Total	30,299	—
Current liabilities
Short term loan	22,239	—
Assumed mortgage on acquisition	1,152	—
Total	23,391	—

The mortgages are secured against the two buildings at Mirabel and Baie Comeau are repayable over periods from 15 months to 60 months at interest rates of between 3% and 5% respectively.

On 23 December 2021 the Group entered into a loan agreement with Galaxy Digital LP for a loan of USD$30 million (£22.2m). The proceeds of the loan will be used, in conjunction with funds raised previously, to continue the build-out the Texas data centre, Helios. The short-term loan is a Bitcoin collateralised loan with an interest rate of 8% per annum. The loan is payable on demand.

In November 2021, the Group issued an unsecured 5 year bond with an interest rate of 8.75%. The directors do not consider that there is any variance between the fair value of the borrowings and the carrying amount. The bonds will mature on 30 November 2026. The bonds may be redeemed for cash in whole or in part at any time at the Group’s option (i) on or after 30 November 2023 and prior to 30 November 2024, at a price equal to 102% of their principal amount, plus accrued and unpaid interest to, but excluding, the date of redemption, (ii) on or after 30 November 30 and prior to 30 November 2025, at a price equal to 101% of their principal amount, plus accrued and unpaid interest to, but excluding, the date of redemption, and (iii) on or after November 30, 2025 and prior to maturity, at a price equal to 100% of their principal amount, plus accrued and unpaid interest to, but excluding, the date of redemption.

The Group may redeem the bonds, in whole, but not in part, at any time at its option, at a redemption price equal to 100.5% of the principal amount plus accrued and unpaid interest to, but not including, the date of redemption, upon the occurrence of certain change of control events. The bond is listed on the Nasdaq Global Select Market under the symbol ARBKL.